INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 21 - INTANGIBLE ASSETS, NET

The movement of intangible assets in the year is as follows:

	Balance as of				Balance as of
	12/31/2019	Additions	Write-offs	Transfers	12/31/2020
Linked to the Concession - Generation	303,235	(318)	(7,408)	(1,191)	294,318
In service	281,093	(7,888)	(1,404)	(1,191)	270,610
Cost	301,982	7,999	(7,414)	(15,388)	287,179
Accumulated amortization	(14,450)	(15,444)	—	14,197	(15,697)
Impairment	(6,439)	(443)	6,010	—	(872)
In progress	22,142	7,570	(6,004)	—	23,708
Cost	22,142	7,570	(6,004)	—	23,708

Linked to the Concession - Transmission	2,092	—	—	—	2,092
In Service - Cost	791	—	—	—	791
In progress - Cost	1,301	—	—	—	1,301

Not Related to the Concession (Other Intangible Assets) - Administration	349,714	84,854	(48,477)	(31,551)	354,540
In service	95,793	(40,274)	(48,477)	1,616	8,658
Cost	1,053,351	6,721	(48,477)	16,083	1,027,678
Accumulated amortization	(641,270)	(46,995)	—	(14,467)	(702,732)
Impairment	(316,288)	—	—	—	(316,288)
In progress	253,921	125,128	—	(33,167)	345,882
Cost	306,852	125,128	—	(33,167)	398,813
Others	(52,931)	—	—	—	(52,931)

Total	655,041	84,536	(55,885)	(32,742)	650,950

	Balance as of				Balance as of
	12/31/2018	Additions	Write-offs	Transfers	12/31/2019
Linked to the Concession - Generation	68,990	1,219	(6,484)	239,510	303,235
In service	55,131	(867)	2,917	223,912	281,093
Cost	287,655	2,046	(2,819)	15,100	301,982
Accumulated amortization	(17,056)	(2,913)	—	5,519	(14,450)
Impairment	(215,468)	—	5,736	203,293	(6,439)
In progress	13,859	2,086	(9,401)	15,598	22,142
Cost	32,585	2,086	(9,401)	(3,128)	22,142
Impairment	(18,726)	—	—	18,726	—

Linked to the Concession - Transmission	15,929	30	—	(13,867)	2,092
In service	14,628	—	—	(13,837)	791
Cost	9,108	—	—	(8,317)	791
Accumulated amortization	5,520	—	—	(5,520)	—
In Service - Cost	1,301	30	—	(30)	1,301

Not Linked to the Concession (Other Intangible Assets) - Administration	564,731	11,576	(17,194)	(198,305)	349,714
In service	321,904	(121,304)	—	(104,807)	95,793
Cost	948,962	5,662	—	98,727	1,053,351
Accumulated amortization	(578,614)	(62,656)	—	—	(641,270)
Impairment	(48,444)	(64,310)	—	(203,534)	(316,288)
In progress	242,827	66,440	(8,597)	(46,749)	253,921
Cost	295,758	66,440	(8,597)	(46,749)	306,852
Others	(52,931)	—	—	—	(52,931)

Total	649,650	12,825	(23,678)	27,338	655,041

	Balance as of				Classification -	Balance as of
	12/31/2017	Additions	Write-offs	Transfers	Held for Sale	12/31/2018
Linked to the Concession - Generation	185,521	(226,449)	(2,161)	208,146	(96,067)	68,990
In service	185,521	(239,796)	(2,673)	208,146	(96,067)	55,131
Cost	323,309	12,318	(2,673)	209,046	(254,309)	287,655
Accumulated amortization	(138,524)	(36,774)	—	—	158,242	(17,056)
Impairment	(128)	(215,340)	—	—	—	(215,468)
In progress	—	13,347	512	—	—	13,859
Cost	19,238	13,347	—	—	—	32,585
Impairment	(19,238)	—	512	—	—	(18,726)
Linked to the Concession - Distribution	77,665	(104,237)	(1,713)	66,751	(38,466)	—
In service	77,030	(105,536)	—	66,972	(38,466)	—
Cost	1,103,745	28,907	(1,397)	66,972	(1,198,227)	—
Accumulated amortization	(1,026,715)	(134,443)	1,397	—	1,159,761	—
In progress	635	1,299	(1,713)	(221)	—	—
Cost	635	1,299	(1,713)	(221)	—	—

Linked to the Concession - Transmission	83,837	51	(1,444)	(66,515)	—	15,929
In service	82,536	—	(1,444)	(66,464)	—	14,628
Cost	87,544	—	(1,444)	(76,992)	—	9,108
Accumulated amortization	(5,008)	—	—	10,528	—	5,520
In progress	1,301	51	—	(51)	—	1,301
Cost	1,301	51	—	(51)	—	1,301

Not Linked to the Concession (Other Intangible Assets) -Administration	402,739	74,668	234,969	(94,377)	(53,268)	564,731
In service	218,004	(35,525)	231,972	(56,288)	(36,259)	321,904
Cost	1,030,135	36,214	13,283	(45,760)	(84,910)	948,962
Accumulated amortization	(547,878)	(71,739)	2,880	(10,528)	48,651	(578,614)
Impairment	(264,253)	—	215,809	—	—	(48,444)
In progress	184,735	110,193	2,997	(38,089)	(17,009)	242,827
Cost	200,215	110,193	—	2,359	(17,009)	295,758
Others	(15,480)	—	2,997	(40,448)	—	(52,931)

Total	749,762	(255,967)	229,651	114,005	(187,801)	649,650

Accounting policy

Intangible assets with defined useful lives acquired separately are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in estimates is accounted for prospectively. Intangible assets with indefinite useful lives acquired separately are recorded at cost, less accumulated impairment losses.